THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Supplement dated June 1, 2015 to the

Class I-2 Prospectus dated March 1, 2015

As Supplemented to Date

The following replaces the information under the heading “Management” on page 4 of the Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Patrick Kelly, CFA
Senior Vice President,	Executive Vice President,
Senior Analyst and	Portfolio Manager and Head of
Portfolio Manager	Alger Capital Appreciation and
Since June 2015	Spectra Strategies
Since September 2004

The following replaces the entry for Alger Capital Appreciation Portfolio in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 46 of the Prospectus:

Fund	Portfolio Managers	Since
Alger Capital Appreciation Portfolio	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004

The following should replace the description of Patrick Kelly in the description of Portfolio Managers on page 46 of the Prospectus:

•                  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

S-APPI 6115

THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Supplement dated June 1, 2015 to the

Class S Prospectus dated March 1, 2015

As Supplemented to Date

The following replaces the information under the heading “Management” on page 4 of the Prospectus:

Investment Manager: Fred Alger Management, Inc.

Portfolio Managers:

Ankur Crawford, Ph.D.	Patrick Kelly, CFA
Senior Vice President,	Executive Vice President,
Senior Analyst and	Portfolio Manager and Head of
Portfolio Manager	Alger Capital Appreciation and
Since June 2015	Spectra Strategies
Since September 2004

The following replaces the entry for Alger Capital Appreciation Portfolio in the chart under the heading “Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments” on page 23 of the Prospectus:

Fund	Portfolio Managers	Since
Alger Capital Appreciation Portfolio	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004

The following should replace the description of Patrick Kelly in the description of Portfolio Managers on page 24 of the Prospectus:

•                  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and the Head of Alger Capital Appreciation and Spectra Strategies in 2015.

S-APPS 6115

THE ALGER PORTFOLIOS

Supplement dated June 1, 2015 to the

Statement of Additional Information dated May 1, 2015

As Supplemented to Date

The following replaces the entries for Ankur Crawford on the table under the heading “Other Accounts Managed by Portfolio Managers” on page 29 of the Statement of Additional Information:

Ankur Crawford	5	$4,790,660,888	1	$602,413,928	4	$5,196,264,198

The following replaces the entries for Ankur Crawford on the table under the heading “Securities Owned by the Portfolio Managers” on page 29 of the Statement of Additional Information:

Ankur Crawford	Capital Appreciation	A
	Mid Cap Growth	A

S-APPSAI 6115